Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt (gross)	$ (1,979,929)	$ (1,474,941)
Subtotal (excluding lessor VIE debt)	(1,706,345)	(1,160,475)
Less: Deferred financing costs	31,474	22,686
Total debt, net of deferred financing costs	(1,948,455)	(1,452,255)
Current portion of long-term debt and short-term debt	(512,045)
Long-term debt	(1,436,410)	(930,973)
Total debt, net of deferred financing costs	(1,948,455)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(267,985)
Long-term debt	(3,328)	(33,432)
Total debt, net of deferred financing costs	(271,313)
Golar debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(244,060)
Long-term debt	(1,433,082)
Total debt, net of deferred financing costs	(1,677,142)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(641,667)	(670,833)
2025 Convertible Bonds | Convertible Debt
Debt Instrument [Line Items]
Total debt (gross)	(575,000)	0
2021 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(189,678)	(189,642)
2024 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(300,000)	(300,000)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	$ (273,584)	$ (314,466)